Document Entity And Information	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	SECOND SIGHT MEDICAL PRODUCTS, INC.
Entity Central Index Key	0001266806
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false